Acquisitions - Summary of Allocation of Acquisition Costs (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Property, plant and equipment	$ 78,571
Goodwill	158,545
Current assets	4,646
Current liabilities	(4,522)
Total	511,138
2015 Acquisitions [Member]
Business Acquisition [Line Items]
Property, plant and equipment		$ 26,547
Goodwill		34,275
Current assets		5,650
Current liabilities		(8,674)
Long-term liabilities		(2,501)
Total		158,552
2014 Acquisitions [Member]
Business Acquisition [Line Items]
Property, plant and equipment			$ 10,542
Goodwill			9,457
Current assets			895
Current liabilities			(206)
Total			65,021
Site Locations [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	234,584
Site Locations [Member] | 2015 Acquisitions [Member]
Business Acquisition [Line Items]
Finite lived intangible assets		87,899
Site Locations [Member] | 2014 Acquisitions [Member]
Business Acquisition [Line Items]
Finite lived intangible assets			36,982
Non-competition Agreements [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	20
Non-competition Agreements [Member] | 2015 Acquisitions [Member]
Business Acquisition [Line Items]
Finite lived intangible assets		455
Non-competition Agreements [Member] | 2014 Acquisitions [Member]
Business Acquisition [Line Items]
Finite lived intangible assets			135
Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	$ 39,294
Customer Lists and Contracts [Member] | 2015 Acquisitions [Member]
Business Acquisition [Line Items]
Finite lived intangible assets		$ 14,901
Customer Lists and Contracts [Member] | 2014 Acquisitions [Member]
Business Acquisition [Line Items]
Finite lived intangible assets			$ 7,216